UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Harris Goldblat

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: September 30, 2023

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	September 30, 2023

FRANKLIN LOW VOLATILITY HIGH DIVIDEND INDEX ETFs

FRANKLIN INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND INDEX ETF

FRANKLIN U.S. LOW VOLATILITY HIGH DIVIDEND INDEX ETF

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semi-annual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank).

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Franklin Low Volatility High Dividend Index ETFs

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Franklin International Low Volatility High Dividend Index ETF and Franklin U.S. Low Volatility High Dividend Index ETF for the six-month reporting period ended September 30, 2023. Please read on for each Fund’s performance information during the Funds’ reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund net asset value and market price,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Patrick O’Connor

President and Chief Executive Officer - Investment Management President

October 31, 2023

Franklin Low Volatility High Dividend Index ETFs	III

Performance review

Franklin International Low Volatility High Dividend Index ETF

Franklin International Low Volatility High Dividend Index ETF seeks to track the investment results of an index composed of public traded equity securities of developed markets outside of the United States with relatively high yield and low price and earnings volatility while mitigating exposure to fluctuations between the values of the U.S. dollar and other international currencies.

Performance review

For the six months ended September 30, 2023, Franklin International Low Volatility High Dividend Index ETF generated a +4.90% return on a net asset value (“NAV”)i basis and +4.56% based on its market priceii per share.

The performance table shows the Fund’s total return for the six months ended September 30, 2023, based on its NAV and market price as of September 30, 2023. The Fund seeks to track the investment results of the Franklin International Low Volatility High Dividend Hedged Index (NR)iii, which returned +5.01% for the same period. The Fund’s secondary benchmark, the MSCI World ex-US IMI local Index (NR)iv,returned +2.46% over the same time frame.

Performance Snapshot as of September 30, 2023 (unaudited)
Franklin International Low Volatility High Dividend Index ETF:	6 months
$27.20 (NAV)	4.90	%*†
$27.26 (Market Price)	4.56	%*‡
Franklin International Low Volatility High Dividend Hedged Index (NR)	5.01%
MSCI World ex-US IMI Local Index (NR)	2.46%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate so shares, when sold, may be worth more or less than their original cost. Performance data current to the most recent month-end is available at www.franklintempleton.com.

Investors buy and sell shares of an exchange-traded fund (“ETF”) at market price (not NAV) in the secondary market throughout the trading day. These shares are not individually available for direct purchase from or direct redemption to the ETF. Market price returns are typically based upon the official closing price of the Fund’s shares. These returns do not represent investors’ returns had they traded shares at other times. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Information showing the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads for various time periods is available by visiting the Fund’s website at www.franklintempleton.com.

As of the Fund’s current prospectus dated August 1, 2023, the gross total annual fund operating expense ratio for the Fund was 0.40%.

* Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors pay on distributions or the sale of shares.

† Total return assumes the reinvestment of all distributions at NAV.

‡ Total return assumes the reinvestment of all distributions at market price, which typically is based upon the official closing price of the Fund’s shares.

Looking for additional information?

The Fund’s daily NAV is available online at www.franklintempleton.com. The Fund is traded under the symbol “LVHI” and its closing market price is available on most financial websites. In a continuing effort to provide information concerning the Fund, shareholders may call 1-877-721-1926 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern time, for the Fund’s current NAV, market price and other information.

RISKS: The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. While the fund’s currency hedging approach is designed to minimize the impact of currency fluctuations on fund returns, it does not necessarily eliminate the fund’s exposure to the currencies. The return of the currency-related derivatives will not perfectly offset the actual fluctuations between the currencies and the U.S. dollar. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. To the extent the portfolio invests in a concentration of certain securities, regions or industries, it is subject to increased volatility.

IV	Franklin Low Volatility High Dividend Index ETFs

Real estate investment trusts (REITs) are closely linked to the performance of the real estate markets. REITs are subject to illiquidity, credit and interest rate risks, and risks associated with small- and mid-cap investments. Performance of the fund may vary significantly from the performance of an index, as a result of transaction costs, expenses and other factors. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance. These and other risks are discussed in the Fund’s prospectus.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Net Asset Value (NAV) is calculated by subtracting total liabilities from total assets and dividing the results by the number of shares outstanding.

ii	Market price is determined by supply and demand. It is the price at which an investor purchases or sells shares of the Fund. The market price may differ from the Fund’s NAV.

iii

The Franklin International Low Volatility High Dividend Hedged Index-NR (formerly known as QS International Low Volatility High Dividend Hedged Index-NR, the “Underlying Index”) is composed of equity securities in developed markets outside of the United States across a range of market capitalizations that are included in the MSCI World ex-US IMI Local Index. The Underlying Index is based on a proprietary methodology created and sponsored by Franklin Advisers, Inc. (“Franklin Advisers”), the Fund’s subadviser. Franklin Adviser is affiliated with both Legg Mason Partners Fund Advisor, LLC (“LMPFA”), the Fund’s investment manager, and the Fund. Only stocks that have paid or are anticipated to pay a dividend are included in the Underlying Index. Franklin Advisers anticipates that the number of component securities in the Underlying Index will range from 50 to 200, but this number may vary due to market conditions. The Underlying Index’s components are reconstituted annually and rebalanced quarterly. The components of the Underlying Index, and the degree to which these components represent certain sectors and industries, may change over time.

iv

The MSCI World ex-US IMI Local Index captures large-, mid- and small cap representation across 22 of 23 Developed Markets (DM) countries—excluding the United States. With 3,491 constituents, the index covers approximately 99% of the free float-adjusted market capitalization in each country. The index calculates performance utilizing local currencies taking out the effect of the converting to the U.S. dollar. Net Returns (NR) include income net of tax withholding when dividends are paid.

Franklin Low Volatility High Dividend Index ETFs	V

Performance review (cont’d)

Franklin U.S. Low Volatility High Dividend Index ETF

Franklin U.S. Low Volatility High Dividend Index ETF seeks to track the investment results of an index composed of equity securities of U.S. companies with relatively high yield and low price and earnings volatility.

Performance review

For the six months ended September 30, 2023, Franklin U.S. Low Volatility High Dividend Index ETF generated a -7.52% return on a net asset value (“NAV”)i basis and -7.53% based on its market priceii per share.

The performance table shows the Fund’s total return for the six months ended September 30, 2023, based on its NAV and market price as of September 30, 2023. The Fund seeks to track the investment results of the Franklin Low Volatility High Dividend Index (NR)iii, which returned -7.50% for the same period. The Fund’s broad-based market index, the Russell 3000® Indexiv returned +4.86% over the same time frame.

Performance Snapshot as of September 30, 2023 (unaudited)
Franklin U.S. Low Volatility High Dividend Index ETF:	6 months
$33.90 (NAV)	-7.52	%*†
$33.88 (Market Price)	-7.53	%*‡
Franklin Low Volatility High Dividend Index (NR)	-7.50%
Russell 3000® Index	4.86%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate so shares, when sold, may be worth more or less than their original cost. Performance data current to the most recent month-end is available at www.franklintempleton.com.

Investors buy and sell shares of an exchange-traded fund (“ETF”) at market price (not NAV) in the secondary market throughout the trading day. These shares are not individually available for direct purchase from or direct redemption to the ETF. Market price returns are typically based upon the official closing price of the Fund’s shares. These returns do not represent investors’ returns had they traded shares at other times. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Information showing the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads for various time periods is available by visiting the Fund’s website at www.franklintempleton.com.

As of the Fund’s current prospectus dated August 1, 2023, the gross total annual fund operating expense ratio for the Fund was 0.27%.

* Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors pay on distributions or the sale of shares.

† Total return assumes the reinvestment of all distributions at NAV.

‡ Total return assumes the reinvestment of all distributions at market price, which typically is based upon the official closing price of the Fund’s shares.

Looking for additional information?

The Fund’s daily NAV is available online at www.franklintempleton.com. The Fund is traded under the symbol “LVHD” and its closing market price is available on most financial websites. In a continuing effort to provide information concerning the Fund, shareholders may call 1-877-721-1926 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern time, for the Fund’s current NAV, market price and other information.

RISKS: The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. Dividends may fluctuate and are not guaranteed, and a company may reduce or eliminate its dividend at any time. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. Real estate investment trusts (REITs) are closely linked to the performance of the real estate markets. REITs are subject to illiquidity, credit and interest rate risks, and risks associated with small- and mid-cap investments. Performance of the Fund may vary significantly from the performance of an index, as a result of transaction costs, expenses and other factors. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance. These and other risks are discussed in the Fund’s prospectus.

VI	Franklin Low Volatility High Dividend Index ETFs

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Net Asset Value (NAV) is calculated by subtracting total liabilities from total assets and dividing the results by the number of shares outstanding.

ii	Market price is determined by supply and demand. It is the price at which an investor purchases or sells shares of the Fund. The market price may differ from the Fund’s NAV.

iii

The Franklin Low Volatility High Dividend Index-NR (formerly known as QS Low Volatility High Dividend Index-NR, the “Underlying Index”) seeks to provide more stable income through investments in stocks of profitable U.S. companies with relatively high dividend yields and lower price and earnings volatility. The Underlying Index is based on a proprietary methodology created and sponsored by Franklin Advisers, Inc. (“Franklin Advisers”), the Fund’s subadviser. Franklin Advisers is affiliated with both Legg Mason Partners Fund Advisor, LLC (“LMPFA”), the Fund’s investment manager, and the Fund. The Underlying Index is composed of stocks of U.S. companies across a wide range of market capitalizations, including the largest 3,000 U.S. stocks as determined by the Solactive US Broad Market Index. Stocks in the Underlying Index must have demonstrated profitability over the last four fiscal quarters as a whole. Stocks whose yields are not supported by earnings are excluded from the Underlying Index. Franklin Advisers anticipates that the number of component securities in the Underlying Index will range from 50 to 100, but this number may vary due to market movements. The Underlying Index’s components are reconstituted annually and rebalanced quarterly. The Underlying Index may include large-, mid- or small-capitalization companies. The Fund’s portfolio is rebalanced when the Underlying Index is rebalanced or reconstituted. The components of the Underlying Index, and the degree to which these components represent certain sectors and industries, may change over time.

iv

The Russell 3000® Index is market capitalization weighted and measures the performance of the largest 3,000 U.S. companies representing the majority of the U.S. market’s total capitalization. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Franklin Low Volatility High Dividend Index ETFs	VII

Performance review (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Patrick O’Connor

President and Chief Executive Officer - Investment Management President

October 31, 2023

VIII	Franklin Low Volatility High Dividend Index ETFs

Funds at a glance (unaudited)

Franklin International Low Volatility High Dividend Index ETF Investment Breakdown† (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of September 30, 2023 and March 31, 2023 and does not include derivatives, such as futures contracts and forward foreign currency contracts. The composition of the Fund’s investments is subject to change at any time.

Franklin Low Volatility High Dividend Index ETFs 2023 Semi-Annual Report	1

Funds at a glance (unaudited) (cont’d)

Franklin U.S. Low Volatility High Dividend Index ETF Investment Breakdown† (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of September 30, 2023 and March 31, 2023 and does not include derivatives, such as futures contracts. The composition of the Fund’s investments is subject to change at any time.

2	Franklin Low Volatility High Dividend Index ETFs 2023 Semi-Annual Report

Funds expenses (unaudited)

Franklin International Low Volatility High Dividend Index ETF

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, such as brokerage commissions paid on purchases and sales of Fund shares; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on April 1, 2023 and held for the six months ended September 30, 2023.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
4.90%	$1,000.00	$1,049.00	0.40%	$2.05	5.00%	$1,000.00	$1,023.00	0.40%	$2.02

[1]	For the six months ended September 30, 2023.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio (except for non-recurring expenses, if any) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 366.

Franklin Low Volatility High Dividend Index ETFs 2023 Semi-Annual Report	3

Funds expenses (unaudited) (cont’d)

Franklin U.S. Low Volatility High Dividend Index ETF

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, such as brokerage commissions paid on purchases and sales of Fund shares; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on April 1, 2023 and held for the six months ended September 30, 2023.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
-7.52%	$1,000.00	$924.80	0.27%	$1.30	5.00%	$1,000.00	$1,023.65	0.27%	$1.37

[1]	For the six months ended September 30, 2023.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 366.

4	Franklin Low Volatility High Dividend Index ETFs 2023 Semi-Annual Report

Schedules of investments (unaudited)

September 30, 2023

Franklin International Low Volatility High Dividend Index ETF

(Percentages shown based on Fund net assets)

Security	Shares	Value
Common Stocks — 95.5%
Communication Services — 11.9%
Diversified Telecommunication Services — 6.7%
BT Group PLC	1,028,402	$ 1,464,838
Koninklijke KPN NV	1,972,597	6,513,995
NOS SGPS SA	88,589	326,590
Orange SA	1,169,082	13,442,142
Proximus SADP	155,152	1,264,529
Singapore Telecommunications Ltd.	4,141,000	7,342,091
Telefonica SA	1,995,091	8,170,391
Total Diversified Telecommunication Services		38,524,576
Media — 0.1%
MFE-MediaForEurope NV, Class A Shares	890,497	376,937
Television Francaise 1 SA	38,827	297,829
Total Media		674,766
Wireless Telecommunication Services — 5.1%
SoftBank Corp.	1,333,800	15,109,994
Vodafone Group PLC	15,653,009	14,676,690
Total Wireless Telecommunication Services		29,786,684
Total Communication Services		68,986,026
Consumer Discretionary — 12.4%
Automobile Components — 1.3%
Cie Generale des Etablissements Michelin SCA	216,891	6,675,445
Exedy Corp.	26,400	462,454
Total Automobile Components		7,137,899
Automobiles — 7.4%
Bayerische Motoren Werke AG	138,954	14,179,197
Mercedes-Benz Group AG	191,387	13,351,363
Stellantis NV	776,095	14,962,994
Total Automobiles		42,493,554
Broadline Retail — 0.4%
Harvey Norman Holdings Ltd.	968,702	2,419,525
Household Durables — 2.7%
Barratt Developments PLC	970,240	5,223,628
Haseko Corp.	214,400	2,739,895
Taylor Wimpey PLC	3,791,528	5,428,355
Vistry Group PLC	213,888	2,380,878
Total Household Durables		15,772,756
Specialty Retail — 0.6%
JB Hi-Fi Ltd.	123,165	3,610,468
Total Consumer Discretionary		71,434,202
Consumer Staples — 8.3%
Consumer Staples Distribution & Retail — 0.3%
Kesko oyj, Class B Shares	98,411	1,768,150

See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2023 Semi-Annual Report	5

Schedules of investments (unaudited) (cont’d)

September 30, 2023

Franklin International Low Volatility High Dividend Index ETF

(Percentages shown based on Fund net assets)

Security	Shares	Value
Food Products — 0.7%
Orkla ASA	190,609	$ 1,432,678
Wilmar International Ltd.	863,700	2,360,320
Total Food Products		3,792,998
Tobacco — 7.3%
British American Tobacco PLC	436,325	13,723,994
Imperial Brands PLC	592,187	12,048,985
Japan Tobacco Inc.	711,100	16,392,588
Total Tobacco		42,165,567
Total Consumer Staples		47,726,715
Energy — 6.7%
Energy Equipment & Services — 0.2%
SBM Offshore NV	70,133	922,969
Oil, Gas & Consumable Fuels — 6.5%
Eni SpA	919,308	14,848,938
Gibson Energy Inc.	305,801	4,394,759
Hafnia Ltd.	198,998	1,244,573
OMV AG	64,221	3,081,489
Pembina Pipeline Corp.	469,380	14,178,609
Total Oil, Gas & Consumable Fuels		37,748,368
Total Energy		38,671,337
Financials — 21.0%
Banks — 10.9%
Bank of Nova Scotia	299,548	13,488,522
BOC Hong Kong Holdings Ltd.	1,919,098	5,256,057
Canadian Imperial Bank of Commerce	243,215	9,431,777
DBS Group Holdings Ltd.	622,400	15,339,978
Oversea-Chinese Banking Corp. Ltd.	925,300	8,684,221
United Overseas Bank Ltd.	520,400	10,866,291
Total Banks		63,066,846
Insurance — 10.1%
Assicurazioni Generali SpA	377,527	7,740,325
Baloise Holding AG, Registered Shares	14,311	2,079,069
Great-West Lifeco Inc.	402,875	11,579,676
Japan Post Holdings Co. Ltd.	1,664,500	13,357,271
Legal & General Group PLC	621,044	1,686,586
Mapfre SA	459,853	939,658
Poste Italiane SpA	327,859	3,460,101
Power Corp. of Canada	143,657	3,674,304
Zurich Insurance Group AG	30,637	14,069,309
Total Insurance		58,586,299
Total Financials		121,653,145

See Notes to Financial Statements.

6	Franklin Low Volatility High Dividend Index ETFs 2023 Semi-Annual Report

Franklin International Low Volatility High Dividend Index ETF

(Percentages shown based on Fund net assets)

Security	Shares	Value
Health Care — 0.2%
Health Care Providers & Services — 0.2%
H.U. Group Holdings Inc.	56,600	$ 963,404
Industrials — 7.2%
Construction & Engineering — 2.5%
ACS Actividades de Construccion y Servicios SA	88,106	3,178,127
Bouygues SA	177,805	6,238,643
Hazama Ando Corp.	104,700	818,796
Koninklijke BAM Groep NV	164,804	351,416
Kumagai Gumi Co. Ltd.	34,600	817,323
NCC AB, Class B Shares	42,914	467,685
Nishimatsu Construction Co. Ltd.	58,100	1,443,691
NRW Holdings Ltd.	322,713	564,436
Peab AB, Class B Shares	123,405	510,922
Total Construction & Engineering		14,391,039
Electrical Equipment — 0.1%
Nippon Carbon Co. Ltd.	13,800	421,236
Ground Transportation — 0.2%
ComfortDelGro Corp. Ltd.	1,328,900	1,265,712
Industrial Conglomerates — 0.8%
CK Hutchison Holdings Ltd.	891,768	4,770,914
Machinery — 0.1%
Mitsuboshi Belting Ltd.	29,300	901,236
Professional Services — 0.9%
Adecco Group AG, Registered Shares	101,221	4,178,077
SmartGroup Corp. Ltd.	148,787	795,105
Total Professional Services		4,973,182
Trading Companies & Distributors — 2.6%
Kanematsu Corp.	72,700	1,007,496
Mitsubishi Corp.	292,000	13,947,904
Total Trading Companies & Distributors		14,955,400
Total Industrials		41,678,719
Information Technology — 1.9%
Communications Equipment — 0.1%
VTech Holdings Ltd.	66,046	395,508
Electronic Equipment, Instruments & Components — 0.4%
Venture Corp. Ltd.	269,900	2,446,086
IT Services — 0.2%
TietoEVRY oyj	41,451	934,777
Technology Hardware, Storage & Peripherals — 1.2%
Canon Inc.	291,500	7,042,101
Total Information Technology		10,818,472
Materials — 11.1%
Chemicals — 1.6%
Incitec Pivot Ltd.	2,510,422	5,087,511
Tosoh Corp.	346,000	4,447,164
Total Chemicals		9,534,675

See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2023 Semi-Annual Report	7

Schedules of investments (unaudited) (cont’d)

September 30, 2023

Franklin International Low Volatility High Dividend Index ETF

(Percentages shown based on Fund net assets)

Security	Shares	Value
Construction Materials — 2.6%
CSR Ltd.	388,147	$1,415,382
Holcim Ltd.	210,412	13,519,914
Total Construction Materials		14,935,296
Containers & Packaging — 0.1%
Transcontinental Inc., Class A Shares	49,301	416,068
Metals & Mining — 5.4%
Acerinox SA	92,986	902,187
ARE Holdings Inc.	80,500	1,023,344
BHP Group Ltd.	500,850	14,303,752
Labrador Iron Ore Royalty Corp.	23,679	563,077
Rio Tinto PLC	224,380	14,169,892
Total Metals & Mining		30,962,252
Paper & Forest Products — 1.4%
Navigator Co. SA	173,463	655,278
UPM-Kymmene oyj	220,511	7,580,646
Total Paper & Forest Products		8,235,924
Total Materials		64,084,215
Real Estate — 4.9%
Diversified REITs — 0.1%
Hankyu Hanshin REIT Inc.	326	308,250
Takara Leben Real Estate Investment Corp.	709	461,343
Total Diversified REITs		769,593
Health Care REITs — 0.1%
Cofinimmo SA	6,846	470,409
Industrial REITs — 0.9%
CapitaLand Ascendas REIT	1,722,700	3,470,895
Mapletree Industrial Trust	839,100	1,389,381
Total Industrial REITs		4,860,276
Office REITs — 0.2%
Global One Real Estate Investment Corp.	491	377,730
Ichigo Office REIT Investment Corp.	1,114	653,208
Mirai Corp.	1,043	331,300
Total Office REITs		1,362,238
Real Estate Management & Development — 2.7%
Daiwa House Industry Co. Ltd.	302,600	8,141,658
Henderson Land Development Co. Ltd.	379,577	1,000,819
Kerry Properties Ltd.	155,128	263,834
Sun Hung Kai Properties Ltd.	591,517	6,329,172
Total Real Estate Management & Development		15,735,483
Retail REITs — 0.9%
AEON REIT Investment Corp.	1,135	1,114,274
CT Real Estate Investment Trust	37,350	378,197
Frasers Centrepoint Trust	441,100	707,751
Frontier Real Estate Investment Corp.	343	1,051,583
Fukuoka REIT Corp.	267	284,490

See Notes to Financial Statements.

8	Franklin Low Volatility High Dividend Index ETFs 2023 Semi-Annual Report

Franklin International Low Volatility High Dividend Index ETF

(Percentages shown based on Fund net assets)

Security		Shares	Value
Retail REITs — continued
SmartCentres Real Estate Investment Trust		78,837	$1,327,167
Waypoint REIT Ltd.		336,517	488,673
Total Retail REITs			5,352,135
Total Real Estate			28,550,134
Utilities — 9.9%
Electric Utilities — 6.4%
CK Infrastructure Holdings Ltd.		269,565	1,275,227
CLP Holdings Ltd.		418,465	3,096,337
Emera Inc.		265,409	9,308,946
Iberdrola SA		1,263,409	14,172,243
Power Assets Holdings Ltd.		451,841	2,186,555
Redeia Corp. SA		183,957	2,901,018
Terna - Rete Elettrica Nazionale SpA		539,696	4,072,964
Total Electric Utilities			37,013,290
Gas Utilities — 0.4%
Italgas SpA		284,870	1,463,394
Rubis SCA		32,306	726,493
Total Gas Utilities			2,189,887
Multi-Utilities — 3.1%
A2A SpA		1,647,172	2,940,290
ACEA SpA		39,550	431,717
Iren SpA		309,716	598,439
National Grid PLC		1,172,832	14,028,714
Total Multi-Utilities			17,999,160
Total Utilities			57,202,337
Total Common Stocks (Cost — $547,865,862)			551,768,706

	Rate
Preferred Stocks — 2.4%
Consumer Discretionary — 2.4%
Automobile Components — 0.1%
Schaeffler AG	8.249%	90,322	521,653	(a)
Automobiles — 2.3%
Volkswagen AG	8.041%	113,382	13,077,513	(a)
Total Preferred Stocks (Cost — $15,657,461)			13,599,166
Total Investments before Short-Term Investments (Cost — $563,523,323)			565,367,872
Short-Term Investments — 0.5%
Invesco Treasury Portfolio, Institutional Class (Cost — $2,857,366)	5.262%	2,857,366	2,857,366	(b)
Total Investments — 98.4% (Cost — $566,380,689)			568,225,238
Other Assets in Excess of Liabilities — 1.6%			9,485,109
Total Net Assets — 100.0%			$577,710,347

(a)	The rate shown represents the yield as of September 30, 2023.
(b)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2023 Semi-Annual Report	9

Schedules of investments (unaudited) (cont’d)

September 30, 2023

Franklin International Low Volatility High Dividend Index ETF

Abbreviation(s) used in this schedule:

BAM	— Build America Mutual—Insured Bonds

REIT	— Real Estate Investment Trust

At September 30, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
MSCI EAFE Index	21	12/23	$2,200,003	$2,143,575	$(56,428)

At September 30, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	193,618	CHF	177,315	State Street Bank and Trust Co.	10/10/23	$(424)
USD	194,736	CHF	173,103	State Street Bank and Trust Co.	10/10/23	5,304
USD	500,165	CHF	448,171	State Street Bank and Trust Co.	10/10/23	9,717
USD	500,296	CHF	450,988	State Street Bank and Trust Co.	10/10/23	6,765
USD	33,110,719	CHF	29,474,136	State Street Bank and Trust Co.	10/10/23	856,230
USD	989,446	EUR	919,604	State Street Bank and Trust Co.	10/10/23	15,401
USD	995,320	EUR	941,978	State Street Bank and Trust Co.	10/10/23	(2,423)
USD	2,543,818	EUR	2,380,891	State Street Bank and Trust Co.	10/10/23	21,977
USD	2,555,568	EUR	2,395,858	State Street Bank and Trust Co.	10/10/23	17,874
USD	168,003,021	EUR	156,726,692	State Street Bank and Trust Co.	10/10/23	1,998,032
USD	485,169	GBP	397,748	State Street Bank and Trust Co.	10/10/23	(333)
USD	486,504	GBP	388,300	State Street Bank and Trust Co.	10/10/23	12,534
USD	1,243,068	GBP	1,011,645	State Street Bank and Trust Co.	10/10/23	8,225
USD	1,244,579	GBP	1,005,325	State Street Bank and Trust Co.	10/10/23	17,451
USD	82,672,086	GBP	66,256,241	State Street Bank and Trust Co.	10/10/23	1,797,821
USD	14,607	NOK	155,367	State Street Bank and Trust Co.	10/10/23	2
USD	14,820	NOK	159,148	State Street Bank and Trust Co.	10/10/23	(141)
USD	37,240	NOK	402,252	State Street Bank and Trust Co.	10/10/23	(573)
USD	37,564	NOK	404,781	State Street Bank and Trust Co.	10/10/23	(487)
USD	2,463,842	NOK	26,368,464	State Street Bank and Trust Co.	10/10/23	(14,904)
USD	5,369	SEK	59,347	State Street Bank and Trust Co.	10/10/23	(96)
USD	5,553	SEK	60,791	State Street Bank and Trust Co.	10/10/23	(45)
USD	13,735	SEK	153,652	State Street Bank and Trust Co.	10/10/23	(414)
USD	13,827	SEK	154,618	State Street Bank and Trust Co.	10/10/23	(411)
USD	908,829	SEK	10,108,531	State Street Bank and Trust Co.	10/10/23	(22,004)
USD	163,636	AUD	254,034	UBS Securities LLC	10/10/23	(381)
USD	166,874	AUD	260,214	UBS Securities LLC	10/10/23	(1,133)
USD	423,196	AUD	657,703	UBS Securities LLC	10/10/23	(1,449)
USD	425,079	AUD	661,837	UBS Securities LLC	10/10/23	(2,235)
USD	27,547,606	AUD	43,157,366	UBS Securities LLC	10/10/23	(316,889)
USD	402,578	CAD	546,910	UBS Securities LLC	10/10/23	(1,999)
USD	415,116	CAD	560,216	UBS Securities LLC	10/10/23	696
USD	1,049,789	CAD	1,415,971	UBS Securities LLC	10/10/23	2,324
USD	1,056,029	CAD	1,424,872	UBS Securities LLC	10/10/23	1,979
USD	68,103,472	CAD	93,041,329	UBS Securities LLC	10/10/23	(723,898)
USD	145,099	HKD	1,135,774	UBS Securities LLC	10/10/23	46
USD	148,628	HKD	1,163,408	UBS Securities LLC	10/10/23	46

See Notes to Financial Statements.

10	Franklin Low Volatility High Dividend Index ETFs 2023 Semi-Annual Report

Franklin International Low Volatility High Dividend Index ETF

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	376,026	HKD	2,940,564	UBS Securities LLC	10/10/23	$478
USD	378,315	HKD	2,959,050	UBS Securities LLC	10/10/23	407
USD	24,672,970	HKD	193,248,202	UBS Securities LLC	10/10/23	(7,272)
USD	545,494	JPY	79,523,734	UBS Securities LLC	10/10/23	11,614
USD	545,942	JPY	81,458,552	UBS Securities LLC	10/10/23	(926)
USD	1,398,753	JPY	205,890,057	UBS Securities LLC	10/10/23	16,519
USD	1,408,331	JPY	207,184,377	UBS Securities LLC	10/10/23	17,408
USD	92,234,496	JPY	13,504,559,796	UBS Securities LLC	10/10/23	1,572,214
USD	305,004	SGD	414,414	UBS Securities LLC	10/10/23	1,244
USD	310,725	SGD	424,497	UBS Securities LLC	10/10/23	(426)
USD	787,019	SGD	1,072,935	UBS Securities LLC	10/10/23	571
USD	790,167	SGD	1,079,680	UBS Securities LLC	10/10/23	(1,225)
USD	51,777,989	SGD	70,583,599	UBS Securities LLC	10/10/23	41,087
Net unrealized appreciation on open forward foreign currency contracts						$5,333,878

Abbreviation(s) used in this table:

AUD	— Australian Dollar

CAD	— Canadian Dollar

CHF	— Swiss Franc

EUR	— Euro

GBP	— British Pound

HKD	— Hong Kong Dollar

JPY	— Japanese Yen

NOK	— Norwegian Krone

SEK	— Swedish Krona

SGD	— Singapore Dollar

USD	— United States Dollar

Summary of Investments by Country**
Japan	16.5%
United Kingdom	13.3
Canada	12.1
Singapore	9.3
Australia	7.5
Germany	7.2
Italy	6.3
Spain	5.3
United States	5.0
France	4.8
Switzerland	3.6
Hong Kong	2.6
Finland	1.8
Netherlands	1.4
China	1.3
Austria	0.5
Belgium	0.3
Norway	0.3
Portugal	0.2
Sweden	0.2
Short-Term Investments	0.5
100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of September 30, 2023 and are subject to change.

See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2023 Semi-Annual Report	11

Schedules of investments (unaudited) (cont’d)

September 30, 2023

Franklin U.S. Low Volatility High Dividend Index ETF

(Percentages shown based on Fund net assets)

Security	Shares	Value
Common Stocks — 98.8%
Communication Services — 5.2%
Diversified Telecommunication Services — 2.6%
Verizon Communications Inc.	741,323	$24,026,278
Media — 2.6%
Interpublic Group of Cos. Inc.	366,959	10,517,045
Omnicom Group Inc.	172,877	12,875,879
Total Media		23,392,924
Total Communication Services		47,419,202
Consumer Discretionary — 1.0%
Household Durables — 1.0%
Garmin Ltd.	85,275	8,970,930
Consumer Staples — 20.0%
Beverages — 5.1%
Coca-Cola Co.	408,545	22,870,349
PepsiCo Inc.	137,299	23,263,943
Total Beverages		46,134,292
Food Products — 9.9%
Conagra Brands Inc.	449,434	12,323,480
Flowers Foods Inc.	176,310	3,910,556
General Mills Inc.	334,826	21,425,516
Kellanova	225,934	13,445,332
Kraft Heinz Co.	696,796	23,440,217
Tyson Foods Inc., Class A Shares	320,999	16,207,240
Total Food Products		90,752,341
Household Products — 2.3%
Kimberly-Clark Corp.	163,700	19,783,145
Reynolds Consumer Products Inc.	36,505	935,623
Total Household Products		20,718,768
Tobacco — 2.7%
Philip Morris International Inc.	254,965	23,604,660
Universal Corp.	12,412	585,970
Vector Group Ltd.	58,829	625,941
Total Tobacco		24,816,571
Total Consumer Staples		182,421,972
Energy — 0.4%
Oil, Gas & Consumable Fuels — 0.4%
DT Midstream Inc.	72,439	3,833,472
Financials — 12.7%
Banks — 10.6%
Associated Banc-Corp.	168,371	2,880,828
Atlantic Union Bankshares Corp.	54,297	1,562,668
Bank of Hawaii Corp.	22,126	1,099,441
Brookline Bancorp Inc.	64,923	591,449
Community Bank System Inc.	35,388	1,493,727
CVB Financial Corp.	154,276	2,556,353
Eagle Bancorp Inc.	33,328	714,886

See Notes to Financial Statements.

12	Franklin Low Volatility High Dividend Index ETFs 2023 Semi-Annual Report

Franklin U.S. Low Volatility High Dividend Index ETF

(Percentages shown based on Fund net assets)

Security	Shares	Value
Banks — continued
First Commonwealth Financial Corp.	66,933	$817,252
First Financial Bancorp	31,474	616,890
First Hawaiian Inc.	96,833	1,747,836
First Interstate BancSystem Inc., Class A Shares	91,616	2,284,903
First Merchants Corp.	26,671	741,987
FNB Corp.	244,949	2,643,000
Fulton Financial Corp.	152,759	1,849,912
Heritage Financial Corp.	28,417	463,481
Hope Bancorp Inc.	109,608	970,031
Independent Bank Group Inc.	30,454	1,204,456
NBT Bancorp Inc.	21,071	667,740
New York Community Bancorp Inc.	1,287,091	14,595,612
Northwest Bancshares Inc.	81,036	828,998
Old National Bancorp	218,428	3,175,943
Park National Corp.	5,514	521,183
PNC Financial Services Group Inc.	105,008	12,891,832
Preferred Bank	10,020	623,745
Prosperity Bancshares Inc.	84,145	4,592,634
Provident Financial Services Inc.	53,032	810,859
S&T Bancorp Inc.	18,235	493,804
Sandy Spring Bancorp Inc.	35,638	763,722
Simmons First National Corp., Class A Shares	61,349	1,040,479
Towne Bank	25,253	579,051
United Bankshares Inc.	80,457	2,219,809
US Bancorp	672,816	22,243,297
Valley National Bancorp	557,299	4,770,479
WesBanco Inc.	23,149	565,299
Westamerica BanCorp	18,319	792,297
Total Banks		96,415,883
Capital Markets — 0.1%
Cohen & Steers Inc.	9,857	617,935
Insurance — 1.2%
CNA Financial Corp.	20,483	806,006
Fidelity National Financial Inc.	141,022	5,824,209
Old Republic International Corp.	168,946	4,551,405
Total Insurance		11,181,620
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
Ladder Capital Corp.	66,438	681,654
Starwood Property Trust Inc.	332,770	6,439,099
Total Mortgage Real Estate Investment Trusts (REITs)		7,120,753
Total Financials		115,336,191
Health Care — 7.6%
Pharmaceuticals — 7.6%
Bristol-Myers Squibb Co.	364,530	21,157,321
Johnson & Johnson	158,626	24,705,999

See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2023 Semi-Annual Report	13

Schedules of investments (unaudited) (cont’d)

September 30, 2023

Franklin U.S. Low Volatility High Dividend Index ETF

(Percentages shown based on Fund net assets)

Security	Shares	Value
Pharmaceuticals — continued
Merck & Co. Inc.	4,750	$489,013
Pfizer Inc.	691,064	22,922,593
Total Health Care		69,274,926
Industrials — 13.5%
Aerospace & Defense — 2.5%
Lockheed Martin Corp.	55,762	22,804,428
Air Freight & Logistics — 2.2%
United Parcel Service Inc., Class B Shares	129,902	20,247,825
Industrial Conglomerates — 2.5%
3M Co.	243,368	22,784,112
Machinery — 2.5%
Cummins Inc.	99,551	22,743,421
Professional Services — 1.5%
Paychex Inc.	122,767	14,158,718
Trading Companies & Distributors — 2.3%
Fastenal Co.	316,294	17,282,304
MSC Industrial Direct Co. Inc., Class A Shares	35,092	3,444,280
Total Trading Companies & Distributors		20,726,584
Total Industrials		123,465,088
Information Technology — 3.1%
Communications Equipment — 3.1%
Cisco Systems Inc.	526,141	28,285,340
Materials — 1.0%
Containers & Packaging — 1.0%
Packaging Corp. of America	58,390	8,965,785
Real Estate — 13.0%
Diversified REITs — 0.9%
American Assets Trust Inc.	43,510	846,269
Broadstone Net Lease Inc.	97,216	1,390,189
WP Carey Inc.	109,698	5,932,468
Total Diversified REITs		8,168,926
Health Care REITs — 1.6%
CareTrust REIT Inc.	62,902	1,289,491
Healthcare Realty Trust Inc.	249,406	3,808,430
LTC Properties Inc.	23,212	745,801
Medical Properties Trust Inc.	1,180,024	6,431,131
Physicians Realty Trust	196,324	2,393,189
Total Health Care REITs		14,668,042
Industrial REITs — 0.6%
LXP Industrial Trust	144,596	1,286,904
STAG Industrial Inc.	117,619	4,059,032
Total Industrial REITs		5,345,936
Office REITs — 0.9%
Brandywine Realty Trust	288,975	1,311,947
COPT Defense Properties	74,411	1,773,214
Easterly Government Properties Inc.	95,297	1,089,245

See Notes to Financial Statements.

14	Franklin Low Volatility High Dividend Index ETFs 2023 Semi-Annual Report

Franklin U.S. Low Volatility High Dividend Index ETF

(Percentages shown based on Fund net assets)

Security	Shares	Value
Office REITs — continued
Highwoods Properties Inc.	115,446	$2,379,342
Office Properties Income Trust	102,102	418,618
Piedmont Office Realty Trust Inc., Class A Shares	150,437	845,456
Total Office REITs		7,817,822
Residential REITs — 1.0%
Essex Property Trust Inc.	42,151	8,939,806
Retail REITs — 4.6%
Agree Realty Corp.	107,652	5,946,697
Getty Realty Corp.	37,503	1,039,958
Kimco Realty Corp.	424,253	7,462,610
NETSTREIT Corp.	73,246	1,141,173
NNN REIT Inc.	103,654	3,663,132
Realty Income Corp.	389,533	19,453,278
Retail Opportunity Investments Corp.	89,841	1,112,232
Spirit Realty Capital Inc.	67,961	2,278,732
Total Retail REITs		42,097,812
Specialized REITs — 3.4%
Crown Castle Inc.	166,593	15,331,554
CubeSmart	159,663	6,087,950
Four Corners Property Trust Inc.	48,060	1,066,451
Gaming and Leisure Properties Inc.	109,475	4,986,586
National Storage Affiliates Trust	70,022	2,222,498
Uniti Group Inc.	295,955	1,396,908
Total Specialized REITs		31,091,947
Total Real Estate		118,130,291
Utilities — 21.3%
Electric Utilities — 15.0%
ALLETE Inc.	32,367	1,708,978
Alliant Energy Corp.	158,070	7,658,491
American Electric Power Co. Inc.	272,244	20,478,194
Entergy Corp.	145,962	13,501,485
Evergy Inc.	132,700	6,727,890
Eversource Energy	187,585	10,908,068
Exelon Corp.	591,689	22,359,927
Hawaiian Electric Industries Inc.	41,834	514,976
OGE Energy Corp.	122,896	4,096,124
Pinnacle West Capital Corp.	78,787	5,805,026
Portland General Electric Co.	82,042	3,321,060
Southern Co.	359,038	23,236,939
Xcel Energy Inc.	285,530	16,338,027
Total Electric Utilities		136,655,185
Gas Utilities — 0.3%
Northwest Natural Holding Co.	18,961	723,552
Spire Inc.	30,970	1,752,282
Total Gas Utilities		2,475,834

See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2023 Semi-Annual Report	15

Schedules of investments (unaudited) (cont’d)

September 30, 2023

Franklin U.S. Low Volatility High Dividend Index ETF

(Percentages shown based on Fund net assets)

Security		Shares	Value
Multi-Utilities — 6.0%
Avista Corp.		71,064	$2,300,342
Black Hills Corp.		52,544	2,658,201
Consolidated Edison Inc.		181,621	15,534,044
DTE Energy Co.		130,841	12,989,894
NiSource Inc.		380,384	9,387,877
Northwestern Energy Group Inc.		31,618	1,519,561
WEC Energy Group Inc.		134,041	10,797,003
Total Multi-Utilities			55,186,922
Total Utilities			194,317,941
Total Investments before Short-Term Investments (Cost — $1,014,030,849)			900,421,138
	Rate
Short-Term Investments — 0.9%
Invesco Treasury Portfolio, Institutional Class (Cost — $8,485,781)	5.262%	8,485,781	8,485,781	(a)
Total Investments — 99.7% (Cost — $1,022,516,630)			908,906,919
Other Assets in Excess of Liabilities — 0.3%			2,906,588
Total Net Assets — 100.0%			$911,813,507

(a)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:

REIT — Real Estate Investment Trust

At September 30, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
E-mini S&P 500 Index	27	12/23	$6,004,078	$5,839,425	$(164,653)

See Notes to Financial Statements.

16	Franklin Low Volatility High Dividend Index ETFs 2023 Semi-Annual Report

Statements of assets and liabilities (unaudited)

September 30, 2023

	Franklin International Low Volatility High Dividend Index ETF	Franklin U.S. Low Volatility High Dividend Index ETF

Assets:
Investments, at value (Cost — $566,380,689 and $1,022,516,630, respectively)	$568,225,238	$908,906,919
Foreign currency, at value (Cost — $948,416 and $0, respectively)	951,748	—
Unrealized appreciation on forward foreign currency contracts	6,433,966	—
Dividends receivable	3,281,874	2,836,338
Receivable for securities sold	1,305,225	—
Receivable for Fund shares sold	349,094	—
Deposits with brokers for open futures contracts	115,829	450,800
European Union tax reclaims receivable (Note 1)	64,365	—
Total Assets	580,727,339	912,194,057

Liabilities:
Payable for securities purchased	1,660,871	—
Unrealized depreciation on forward foreign currency contracts	1,100,088	—
Investment management fee payable	183,513	215,897
Payable to brokers — net variation margin on open futures contracts	56,428	164,653
European Union tax reclaim contingent fees payable (Note 1)	16,092	—
Total Liabilities	3,016,992	380,550
Total Net Assets	$577,710,347	$911,813,507

Net Assets:
Par value (Note 5)	$212	$269
Paid-in capital in excess of par value	568,265,227	1,148,574,158
Total distributable earnings (loss)	9,444,908	(236,760,920)
Total Net Assets	$577,710,347	$911,813,507

Shares Outstanding	21,240,000	26,900,000

Net Asset Value	$27.20	$33.90

See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2023 Semi-Annual Report	17

Statements of operations (unaudited)

For the Six Months Ended September 30, 2023

	Franklin International Low Volatility High Dividend Index ETF	Franklin U.S. Low Volatility High Dividend Index ETF

Investment Income:
Dividends	$19,516,346	$23,069,750
Less: Foreign taxes withheld	(1,688,396)	—
Total Investment Income	17,827,950	23,069,750

Expenses:
Investment management fee (Note 2)	961,632	1,437,092
Total Expenses	961,632	1,437,092
Net Investment Income	16,866,318	21,632,658

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	1,000,918	(7,075,337)
Futures contracts	(72,537)	757,932
Forward foreign currency contracts	9,966,338	—
Foreign currency transactions	(79,997)	—
Net Realized Gain (Loss)	10,814,722	(6,317,405)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(17,809,997)	(96,214,251)
Futures contracts	(158,222)	(344,452)
Forward foreign currency contracts	11,957,315	—
Foreign currencies	(36,120)	—
Change in Net Unrealized Appreciation (Depreciation)	(6,047,024)	(96,558,703)
Net Gain (Loss) on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	4,767,698	(102,876,108)
Increase (Decrease) in Net Assets From Operations	$21,634,016	$(81,243,450)

See Notes to Financial Statements.

18	Franklin Low Volatility High Dividend Index ETFs 2023 Semi-Annual Report

Statements of changes in net assets

Franklin International Low Volatility High Dividend Index ETF

For the Six Months Ended September 30, 2023 (unaudited) and the Year Ended March 31, 2023	September 30	March 31

Operations:
Net investment income	$16,866,318	$8,898,567
Net realized gain	10,814,722	5,005,655
Change in net unrealized appreciation (depreciation)	(6,047,024)	8,285,317
Increase in Net Assets From Operations	21,634,016	22,189,539

Distributions to Shareholders From (Note 1):
Total distributable earnings	(17,349,990)	(13,829,462)
Decrease in Net Assets From Distributions to Shareholders	(17,349,990)	(13,829,462)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares (7,680,000 and 10,620,000 shares issued, respectively)	209,912,177	276,034,141
Cost of shares repurchased (120,000 and 720,000 shares repurchased, respectively)	(3,280,499)	(19,890,389)
Increase in Net Assets From Fund Share Transactions	206,631,678	256,143,752
Increase in Net Assets	210,915,704	264,503,829

Net Assets:
Beginning of period	366,794,643	102,290,814
End of period	$577,710,347	$366,794,643

See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2023 Semi-Annual Report	19

Statements of changes in net assets (cont’d)

Franklin U.S. Low Volatility High Dividend Index ETF

For the Six Months Ended September 30, 2023 (unaudited) and the Year Ended March 31, 2023	September 30	March 31

Operations:
Net investment income	$21,632,658	$28,112,629
Net realized gain (loss)	(6,317,405)	84,626,061
Change in net unrealized appreciation (depreciation)	(96,558,703)	(124,288,569)
Decrease in Net Assets From Operations	(81,243,450)	(11,549,879)

Distributions to Shareholders From (Note 1):
Total distributable earnings	(18,999,989)	(25,402,005)
Decrease in Net Assets From Distributions to Shareholders	(18,999,989)	(25,402,005)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares (5,100,000 and 24,300,000 shares issued, respectively)	191,031,679	917,020,304
Cost of shares repurchased (8,300,000 and 12,550,000 shares repurchased, respectively)	(301,567,844)	(485,111,246)
Increase (Decrease) in Net Assets From Fund Share Transactions	(110,536,165)	431,909,058
Increase (Decrease) in Net Assets	(210,779,604)	394,957,174

Net Assets:
Beginning of period	1,122,593,111	727,635,937
End of period	$911,813,507	$1,122,593,111

See Notes to Financial Statements.

20	Franklin Low Volatility High Dividend Index ETFs 2023 Semi-Annual Report

Financial highlights

Franklin International Low Volatility High Dividend Index ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2023[1,2]	2023[1]	2022[1,3]	2021[1,4]	2020[1,4]	2019[1,4]	2018[1,4]

Net asset value, beginning of period	$26.81	$27.06	$25.83	$21.25	$27.15	$26.42	$28.19

Income (loss) from operations:
Net investment income	0.95	1.25	0.41	1.13	1.00	1.18	1.22
Net realized and unrealized gain (loss)	0.35	0.50	1.12	4.78	(5.47)	1.85	(1.65)
Total income (loss) from operations	1.30	1.75	1.53	5.91	(4.47)	3.03	(0.43)

Less distributions from:
Net investment income	(0.91)	(1.06)	(0.30)	(1.33)	(1.13)	(1.16)	(1.34)
Net realized gains	—	(0.94)	—	—	(0.30)	(1.14)	—
Total distributions	(0.91)	(2.00)	(0.30)	(1.33)	(1.43)	(2.30)	(1.34)

Net asset value, end of period	$27.20	$26.81	$27.06	$25.83	$21.25	$27.15	$26.42
Total return, based on NAV[5]	4.90%	6.90%	5.98%	28.28%	(17.20)%	12.65%	(1.49)%

Net assets, end of period (000s)	$577,710	$366,795	$102,291	$80,576	$53,552	$53,751	$49,144

Ratios to average net assets:
Gross expenses	0.40%[6]	0.41%[7]	0.40%[6]	0.40%	0.40%	0.40%	0.40%
Net expenses	0.40 [6]	0.41 [7]	0.40 [6]	0.40	0.40	0.40	0.40
Net investment income	7.02 [6]	4.81	3.75 [6]	4.51	4.28	4.54	4.46

Portfolio turnover rate[8]	26%	78%	24%	54%	96%	41%	41%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2023 (unaudited).

[3]	For the period November 1, 2021 through March 31, 2022.

[4]	For the year ended October 31.

[5]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

Expense ratios are including non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.40% and 0.40%, respectively, for the year ended March 31, 2023.

[8]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.

See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2023 Semi-Annual Report	21

Financial highlights (cont’d)

Franklin U.S. Low Volatility High Dividend Index ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2023[1,2]	2023[1]	2022[1,3]	2021[1,4]	2020[1,4]	2019[1,4]	2018[1,4]

Net asset value, beginning of period	$37.30	$39.65	$37.31	$29.36	$33.77	$30.19	$30.60

Income (loss) from operations:
Net investment income	0.74	1.33	0.43	0.99	1.13	1.11	1.09
Net realized and unrealized gain (loss)	(3.49)	(2.46)	2.45	8.01	(4.45)	3.36	(0.41)
Total income (loss) from operations	(2.75)	(1.13)	2.88	9.00	(3.32)	4.47	0.68

Less distributions from:
Net investment income	(0.65)	(1.22)	(0.54)	(1.05)	(1.09)	(0.89)	(1.09)
Total distributions	(0.65)	(1.22)	(0.54)	(1.05)	(1.09)	(0.89)	(1.09)

Net asset value, end of period	$33.90	$37.30	$39.65	$37.31	$29.36	$33.77	$30.19
Total return, based on NAV[5]	(7.52)%	(2.85)%	7.76%	31.07%	(9.90)%	15.15%	2.25%

Net assets, end of period (millions)	$912	$1,123	$728	$743	$671	$824	$578

Ratios to average net assets:
Gross expenses	0.27%[6]	0.27%	0.27%[6]	0.27%	0.27%	0.27%	0.27%
Net expenses	0.27 [6]	0.27	0.27 [6]	0.27	0.27	0.27	0.27
Net investment income	4.06 [6]	3.54	2.71 [6]	2.84	3.69	3.50	3.60

Portfolio turnover rate[7]	45%	52%	14%	52%	48%	29%	44%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2023 (unaudited).

[3]	For the period November 1, 2021 through March 31, 2022.

[4]	For the year ended October 31.

[5]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.

See Notes to Financial Statements.

22	Franklin Low Volatility High Dividend Index ETFs 2023 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Franklin International Low Volatility High Dividend Index ETF (“International Low Volatility High Dividend Index ETF”) and Franklin U.S. Low Volatility High Dividend Index ETF (“U.S. Low Volatility High Dividend Index ETF”) (the “Funds”) are separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Funds are exchange-traded funds (“ETFs”). ETFs are funds that trade like other publicly-traded securities. The Funds are designed to track an index. Similar to shares of an index mutual fund, each share of the Funds represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Funds may be directly purchased from and redeemed by the Funds at NAV solely by certain large institutional investors who have entered into agreements with the Funds’ distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Funds are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Funds are listed and traded at market prices on the Cboe BZX Exchange, Inc. for International Low Volatility High Dividend Index ETF and NASDAQ for U.S. Low Volatility High Dividend Index ETF. The market price for a Fund’s shares may be different from a Fund’s NAV. The Funds issue and redeem shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Funds at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Funds are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Funds at NAV.

International Low Volatility High Dividend Index ETF and U.S. Low Volatility High Dividend Index ETF seek to track the investment results of the QS International Low Volatility High Dividend Hedged Index and QS Low Volatility High Dividend Index, respectively (together, the “Indices”). The QS International Low Volatility High Dividend Hedged Index seeks to provide more stable income through investments in stocks of profitable companies in developed markets outside of the United States with relatively high dividend yields or anticipated dividend yields and lower price and earnings volatility while mitigating exposure to exchange-rate fluctuations between the U.S. dollar and other international currencies. The QS Low Volatility High Dividend Index seeks to provide more stable income through investments in stocks of profitable U.S. companies with relatively high dividend yields and lower price and earnings volatility. The Indices are based on a proprietary methodology created and sponsored by Franklin Advisers, Inc. (“Franklin Advisers”), the Funds’ subadviser.

The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services –Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

Franklin Low Volatility High Dividend Index ETFs 2023 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

Pursuant to policies adopted by the Board of Trustees, the Funds’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Funds’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Funds’ manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments) The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets and liabilities carried at fair value:

International Low Volatility High Dividend Index ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$551,768,706	—	—	$551,768,706
Preferred Stocks	13,599,166	—	—	13,599,166
Total Long-Term Investments	565,367,872	—	—	565,367,872
Short-Term Investments†	2,857,366	—	—	2,857,366
Total Investments	$568,225,238	—	—	$568,225,238
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$6,433,966	—	$6,433,966
Total	$568,225,238	$6,433,966	—	$574,659,204

24	Franklin Low Volatility High Dividend Index ETFs 2023 Semi-Annual Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$56,428	—	—	$56,428
Forward Foreign Currency Contracts††	—	$1,100,088	—	1,100,088
Total	$56,428	$1,100,088	—	$1,156,516

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

U.S. Low Volatility High Dividend Index ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$900,421,138	—	—	$900,421,138
Short-Term Investments†	8,485,781	—	—	8,485,781
Total Investments	$908,906,919	—	—	$908,906,919

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$164,653	—	—	$164,653

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

(b) Futures contracts. The Funds use futures contracts generally to gain or manage exposure to certain asset classes, sectors, or markets or for cash management purposes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Funds are required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Funds each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statements of Operations and the Funds recognize a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Forward foreign currency contracts. The Funds enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Funds recognize a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Franklin Low Volatility High Dividend Index ETFs 2023 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Foreign investment risks. The Funds’ investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Funds may invest in certain securities or engage in other transactions where the Funds are exposed to counterparty credit risk in addition to broader market risks. The Funds may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Funds’ subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Funds to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Funds have entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Funds’ net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities across transactions between the Funds and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Funds under derivative contracts, if any, will be reported

26	Franklin Low Volatility High Dividend Index ETFs 2023 Semi-Annual Report

separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedules of Investments.

As of September 30, 2023, International Low Volatility High Dividend Index ETF held forward foreign currency contracts with credit related contingent features which had a liability position of $1,100,088. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(g) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment- in- kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after International Low Volatility High Dividend Index ETF determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Funds may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(h) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Funds is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Funds to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Funds’ records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(i) Distributions to shareholders. Distributions from net investment income of the Funds, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(j) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.

Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2023, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

As a result of several court cases, in certain countries across the European Union, International Low Volatility High Dividend Index ETF filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“EU reclaims”). Income recognized, if any, for EU reclaims is reflected as European Union tax reclaims in the Statements of Operations and any related receivable is reflected as European Union tax reclaims receivable in the Statements of Assets and Liabilities. Any fees associated with these filings are reflected as European Union tax reclaim contingent fees in the Statements of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by International Low Volatility High Dividend Index ETF, if any, reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns.

(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each Fund’s investment manager. Franklin Advisers is each Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of each Fund’s cash and short-term instruments allocated to it. LMPFA, Franklin Advisers and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Franklin Low Volatility High Dividend Index ETFs 2023 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

LMPFA provides administrative and certain oversight services to the Funds. LMPFA delegates to the subadviser the day-to-day portfolio management of the Funds. Each Fund is responsible for paying interest expenses, taxes, brokerage expenses, future 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to LMPFA under the investment management agreement.

Under the investment management agreement and subject to the general supervision of the Funds’ Board of Trustees, LMPFA as to each Fund provides or causes to be furnished all investment management, supervisory, administrative and other services reasonably necessary for the operation of the Fund, including certain distribution services (provided pursuant to a separate distribution agreement) and investment advisory services (provided pursuant to separate subadvisory agreements) under a unitary fee structure.

Each Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of the Fund’s average daily net assets as follows:

Annualized Fee Rate
International Low Volatility High Dividend Index ETF	0.40%
U.S. Low Volatility High Dividend Index ETF	0.27%

As compensation for its subadvisory services, LMPFA as to each Fund pays Franklin Advisers 90% of the management fee paid by the Fund to LMPFA, net of (i) all fees and expenses incurred by LMPFA under the investment management agreement (including without limitation any subadvisory fee paid to another subadviser to the Fund) and (ii) expense waivers, if any, and reimbursements. LMPFA as to each Fund pays Western Asset monthly a fee of 0.02% of the portion of each Fund’s average daily net assets allocated to Western Asset for the management of cash and other short-term instruments, net of expense waivers, if any, and reimbursements.

Franklin Distributors, LLC (“Franklin Distributors”) serves as the distributor of Creation Units for the Funds on an agency basis. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

The Funds’ Board of Trustees has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, each Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Funds, and there are no current plans to impose these fees.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended September 30, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
International Low Volatility High Dividend Index ETF	$174,138,916	$121,996,459
U.S. Low Volatility High Dividend Index ETF	468,751,580	466,341,254

During the six months ended September 30, 2023, in-kind transactions (Note 5) were as follows:

	Contributions	Redemptions	Realized gain (loss)*
International Low Volatility High Dividend Index ETF	$163,366,868	$3,339,414	$1,005,747
U.S. Low Volatility High Dividend Index ETF	190,941,951	303,263,542	30,331,489

*	Net realized gains on redemptions in-kind are not taxable to the remaining shareholders of the Fund.

The in-kind contributions and in-kind redemptions shown in this table may not agree with the Funds’ Share Transactions on the Statements of Changes in Net Assets. This table represents the accumulation of each Fund’s daily net shareholder transactions while the Statements of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transactions.

28	Franklin Low Volatility High Dividend Index ETFs 2023 Semi-Annual Report

At September 30, 2023, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

International Low Volatility High Dividend Index ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$566,380,689	$25,198,187	$(23,353,638)	$1,844,549
Futures contracts	—	—	(56,428)	(56,428)
Forward foreign currency contracts	—	6,433,966	(1,100,088)	5,333,878

U.S. Low Volatility High Dividend Index ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$1,022,516,630	$14,346,849	$(127,956,560)	$(113,609,711)
Futures contracts	—	—	(164,653)	(164,653)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at September 30, 2023.

International Low Volatility High Dividend Index ETF

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$6,433,966

LIABILITY DERIVATIVES[1]
	Foreign Exchange Risk	Equity Risk	Total
Futures contracts[2]	—	$56,428	$56,428
Forward foreign currency contracts	$1,100,088	—	1,100,088
Total	$1,100,088	$56,428	$1,156,516

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only net variation margin is reported within the receivables and/or payables on the Statements of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended September 30, 2023. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Foreign Exchange Risk	Equity Risk	Total
Futures contracts	—	$(72,537)	$(72,537)
Forward foreign currency contracts	$9,966,338	—	9,966,338
Total	$9,966,338	$(72,537)	$9,893,801

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Foreign Exchange Risk	Equity Risk	Total
Futures contracts	—	$(158,222)	$(158,222)
Forward foreign currency contracts	$11,957,315	—	11,957,315
Total	$11,957,315	$(158,222)	$11,799,093

Franklin Low Volatility High Dividend Index ETFs 2023 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

During the six months ended September 30, 2023, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$3,043,338
Forward foreign currency contracts (to buy)	47,196
Forward foreign currency contracts (to sell)	472,065,174

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of September 30, 2023.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
State Street Bank and Trust Co.	$4,767,333	$(42,255)	$4,725,078	—	$4,725,078
UBS Securities LLC	1,666,633	(1,057,833)	608,800	—	608,800
Total	$6,433,966	$(1,100,088)	$5,333,878	—	$5,333,878

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at September 30, 2023.

U.S. Low Volatility High Dividend Index ETF

LIABILITY DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$164,653

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only net variation margin is reported within the receivables and/or payables on the Statements of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended September 30, 2023. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$757,932

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$(344,452)

During the six months ended September 30, 2023, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$6,748,150

5. Fund share transactions

At September 30, 2023, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each Fund’s shares are issued and redeemed by the Funds only in Creation Units or Creation Unit aggregations,

30	Franklin Low Volatility High Dividend Index ETFs 2023 Semi-Annual Report

where 60,000 and 50,000 shares of International Low Volatility High Dividend Index ETF and U.S. Low Volatility High Dividend Index ETF, respectively, constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of each Fund on the transaction date. Transactions in capital shares of the Funds are disclosed in detail in the Statements of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Such transactions fees are treated as increases in capital and are disclosed in the Funds’ Statements of Changes in Net Assets. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.

6. Deferred capital losses

As of March 31, 2023, International Low Volatility High Dividend Index ETF and U.S. Low Volatility High Dividend Index ETF had deferred capital losses of $12,345,535 and $118,142,640, respectively, which have no expiration date, that will be available to offset future taxable capital gains.

7. Recent accounting pronouncement

In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) –Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions.

The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.

Franklin Low Volatility High Dividend Index ETFs 2023 Semi-Annual Report	31

Board approval of management and

subadvisory agreements (unaudited)

Legg Mason ETF Investment Trust

Franklin International Low Volatility High Dividend Index ETF

Franklin U.S. Low Volatility High Dividend Index ETF

(each a Fund)

At a meeting held on May 11, 2023 (Meeting), the Board of Trustees (Board) of the Legg Mason ETF Investment Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of (i) the investment management agreement between Legg Mason Partners Fund Advisor, LLC (LMPFA) and the Trust, on behalf of each Fund; (ii) the investment sub-advisory agreement between LMPFA and Franklin Advisers, Inc. (FAV), an affiliate of LMPFA, on behalf of each Fund; and (iii) the investment sub-advisory agreement between LMPFA and Western Asset Management Company, LLC (Western Asset LLC), an affiliate of LMPFA, on behalf of each Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. LMPFA, FAV and Western Asset LLC are each referred to herein as a Manager.

In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to each Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters and, subsequently, requested additional information from management that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by each Manager; (ii) the investment performance of each Fund, as well as each Fund’s tracking error against a specified benchmark index as of a recent period; (iii) the costs of the services provided and profits realized by each Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of each Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by each Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board acknowledged management’s continued development of strategies to address areas of heightened concern in the registered fund industry, including various regulatory initiatives and continuing geopolitical concerns.

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the Franklin Templeton (FT) family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), each Manager’s parent, and its commitment to the registered fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments

32	Franklin Low Volatility High Dividend Index ETFs

relating to the services provided to the Funds by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement and investments to promote alternative investing.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Funds and their shareholders.

Fund Performance

The Board reviewed and considered the performance results of each Fund for various time periods ended February 28, 2023. The Board considered the performance returns for each Fund in comparison to the performance returns of registered funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the registered funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. The Board noted its ongoing discussions with management about the performance of the Funds to date, particularly as compared to peers, the importance of performance to asset growth and growth of market share, and the performance of the Funds in periods of volatility. In addition, the Board acknowledged information provided regarding management’s strategy behind the overall product line up, the sources of asset growth, the nature of management’s research, potential use of innovative data and technology, and investments in marketing and distribution. Finally, the Board noted management’s high level of client engagement and the strength of its compliance program. A summary of each Fund’s performance results is below.

Franklin International Low Volatility High Dividend Index ETF - The Performance Universe for the Fund included the Fund and all retail and institutional international large-cap value funds and exchange-traded funds. The Fund commenced operations on July 27, 2016, and thus has been in operation for less than ten years. The Board noted that the Fund’s annualized total return for the one-, three- and five-year periods was above the median of its Performance Universe. The Board further noted the small size of the Performance Universe. The Board also noted that, in light of the Fund’s use of a “passive” or indexing investment approach, management evaluates the Fund based on its tracking error against a specified benchmark. The Board also noted that for the one-year period ended February 28, 2023, the Fund’s tracking error was within the tolerance anticipated for the Fund. The Board concluded that the Fund’s performance was satisfactory.

Franklin U.S. Low Volatility High Dividend Index ETF - The Performance Universe for the Fund included the Fund and all retail and institutional multi-cap value funds and exchange-traded funds. The Fund commenced operations on December 28, 2015, and thus has been in operation for less than ten years. The Board noted that the Fund’s annualized total return for the one-year period was above the median of its Performance Universe, but for the three- and five-year periods was below the median of its Performance Universe. The Board also noted that, while the Fund’s annualized total return was below the median for the three- and five-year periods, it was 10.15% and 7.86%, respectively. The Board also noted that, in light of the Fund’s use of a “passive” or indexing investment approach, management evaluates the Fund based on its tracking error against a specified benchmark. The Board further noted that for the one-year period ended February 28, 2023, the Fund’s tracking error was within the tolerance anticipated for the Fund. The Board concluded that the Fund’s performance was satisfactory.

Comparative Fees and Expenses

The Board reviewed and considered information regarding each Fund’s actual total expense ratio, noting that each Fund pays a Unified Fee (as defined below). The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate), of each Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group.

Franklin Low Volatility High Dividend Index ETFs	33

Board approval of management and

subadvisory agreements (unaudited) (cont’d)

Franklin International Low Volatility High Dividend Index ETF - The Expense Group for the Fund was comprised of strategic beta exchange-traded funds, which included the Fund and 10 international equity income funds. The Board noted that the Management Rate for the Fund and its actual total expense ratio were equal to the medians of its Expense Group. The Board further noted that the Fund has a unified management fee (Unified Fee) and that pursuant to the Unified Fee arrangement LMPFA pays for all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee (Unified Fee Arrangement). The Board also noted that each of FAV and Western Asset LLC is paid by LMPFA out of the Unified Fee LMPFA receives from the Fund and that the allocation of the fee between LMPFA and each of FAV and Western Asset LLC reflected the services provided by each to the Fund. After consideration of the above, the Board concluded that the Management Rate charged to the Fund and the sub-advisory fee paid to each of FAV and Western Asset LLC are reasonable.

Franklin U.S. Low Volatility High Dividend Index ETF - The Expense Group for the Fund was comprised of strategic beta exchange-traded funds, which included the Fund and six other multi-cap value funds. The Board noted that the Management Rate for the Fund and its actual total expense ratio were below the medians of its Expense Group. The Board further noted that the Fund has a Unified Fee and the terms of the Unified Fee Arrangement. The Board also noted that each of FAV and Western Asset LLC is paid by LMPFA out of the Unified Fee LMPFA receives from the Fund and that the allocation of the fee between LMPFA and each of FAV and Western Asset LLC reflected the services provided by each to the Fund. After consideration of the above, the Board concluded that the Management Rate charged to the Fund and the sub-advisory fee paid to each of FAV and Western Asset LLC are reasonable.

Profitability

The Board reviewed and considered information regarding the profits realized by each Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2022, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that PricewaterhouseCoopers LLP, auditor to FRI and certain FT funds, has been engaged to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures but, over the long run, is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.

The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.

Economies of Scale

The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as each Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered that each Fund would likely experience benefits from the Unified Fee at the Fund’s projected asset levels because of LMPFA’s contractual requirement to bear most of the Fund’s ordinary operating expenses. The Board noted that, under the Unified Fee, it is not anticipated that any of the Funds will generate significant, if any, profit for LMPFA and/or its affiliates for some time. The Board considered management’s view that any analyses of potential

34	Franklin Low Volatility High Dividend Index ETFs

economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board noted that, as of December 31, 2022, the Franklin International Low Volatility High Dividend Index ETF’s net assets were approximately $248 million and the Franklin U.S. Low Volatility High Dividend Index ETF’s net assets were approximately $954 million. The Board also noted management’s representation that, while the Franklin U.S. Low Volatility High Dividend Index ETF had net assets of approximately $954 million, the Fund was not profitable. The Board recognized that there would not likely be any economies of scale for a Fund until the Fund’s assets grow.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

Franklin Low Volatility High Dividend Index ETFs	35

Statement regarding liquidity risk management program (unaudited)

Each of the Funds has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. Each of the Funds is an exchange-traded fund (“ETF”) that is considered an “In-Kind ETF” under the Liquidity Rule, which means that the Fund satisfies requests for redemption through in-kind transfers of portfolio securities, positions, and other assets, except for a de minimis amount of cash, and publishes its portfolio holdings daily. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. As an In-Kind ETF, the Fund is not required to include in the LRMP policies and procedures relating to classification of portfolio holdings into four liquidity categories or establishing a highly liquid investment minimum (“HLIM”).

The Funds’ Board of Trustees approved the appointment of the Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) as the Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Because the Funds are ETFs, the ILC also considers, as relevant, (1) the relationship between the Fund’s portfolio liquidity and the way in which, and the prices and spread at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants and (2) the effect of the composition of baskets on the overall liquidity of the Fund’s portfolio.

At meetings of the Funds’ Board of Trustees held in May 2023, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2022. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively and achieved the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

36	Franklin Low Volatility High Dividend Index ETFs

Franklin Low Volatility High Dividend Index ETFs

Trustees

Rohit Bhagat

Deborah D. McWhinney

Anantha K. Pradeep

Jennifer M. Johnson

Chair

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Franklin Advisers, Inc.

Custodian

The Bank of New York Mellon

Transfer agent

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Franklin Low Volatility High Dividend Index ETFs

Franklin International Low Volatility High Dividend Index ETF

Franklin U.S. Low Volatility High Dividend Index ETF

The Funds are separate investment series of Legg Mason ETF Investment Trust, a Maryland statutory trust.

Franklin Low Volatility High Dividend Index ETFs

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at www.sec.gov.To obtain information on Form N-PORT, shareholders can call the Funds at 1-877-721-1926.

Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Funds at 1-877-721-1926, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Franklin International Low Volatility High Dividend Index ETF and Franklin U.S. Low Volatility High Dividend Index ETF. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus.

Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. Each prospectus contains this and other important information about the Funds. Please read the prospectuses carefully before investing.

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at franklintempleton.com or contact us for a copy at (800) 632-2301.

*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans

Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Franklin Templeton Portfolio Advisors, Inc.

Legg Mason Funds serviced by Franklin Templeton Investor Services, LLC

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE SEMI-ANNUAL REPORT

ETF Index Disclaimers

Franklin International Low Volatility High Dividend Index ETF

The MSCI World ex-US IMI Index (the “MSCI Index”) was used by Franklin Advisers, Inc. (“Franklin Advisers”), the Fund’s subadviser, as the reference universe for selection of the component securities included in the QS International Low Volatility High Dividend Hedged Index (the “Underlying Index”). MSCI Inc. does not in any way sponsor, support, promote or endorse the Underlying Index or Franklin International Low Volatility High Dividend Index ETF (the “Fund”). MSCI Inc. was not and is not involved in any way in the creation, calculation, maintenance or review of the Underlying Index. The MSCI Index was provided on an “as is” basis. MSCI Inc., its affiliates and any other person or entity involved in or related to compiling, computing or creating the MSCI Index (collectively, the “MSCI Parties”) expressly disclaim all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose). Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including without limitation lost profits) or any other damages in connection with the MSCI Index, the Underlying Index or the Fund.

The Fund is not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Underlying Index and/or Underlying Index trade mark or the Underlying Index Price at any time or in any other respect. The Underlying Index is calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Underlying Index is calculated correctly. Irrespective of its obligations towards the Fund, Solactive AG has no obligation to point out errors in the Underlying Index to third parties including but not limited to investors and/or financial intermediaries of the Fund. Neither publication of the Underlying Index by Solactive AG nor the licensing of the Underlying Index or the Underlying Index trade mark for the purpose of use in connection with the Fund constitutes a recommendation by Solactive AG to invest capital in this Fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in this Fund.

Franklin Advisers does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and Franklin Advisers shall not have any liability for any errors, omissions or interruptions therein. Franklin Advisers makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Underlying Index, or any data included therein, either in connection with the Fund or for any other use. Franklin Advisers makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall Franklin Advisers have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

Franklin U.S. Low Volatility High Dividend Index ETF

Solactive AG does not sponsor, promote, sell or support in any manner the Franklin Low Volatility High Dividend Index ETF (the “Fund”). Solactive AG does not offer any express or implicit guarantee or assurance either with regard to the results of using the Solactive US Broad Market Index (the “Solactive Index” or the “Underlying Index”) and/or Solactive Index trade mark or the Solactive Index Price at any time or in any other respect. The Solactive Index is calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Solactive Index is calculated correctly. Irrespective of its obligations towards the Fund, Solactive AG has no obligation to point out errors in the Solactive Index to third parties including but not limited to investors and/or financial intermediaries of the Fund. Neither publication of the Solactive Index by Solactive AG nor the licensing of the Solactive Index or Solactive Index trade mark for the purpose of use in connection with the Fund constitutes a recommendation by Solactive AG to invest capital in the Fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in the Fund.

Solactive AG does not offer any express or implicit guarantee or assurance either with regard to the results of using the Fund’s Underlying Index and/or Underlying Index trade mark or the Underlying Index Price at any time or in any other respect. The Fund’s Underlying Index is calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Underlying Index is calculated correctly. Irrespective of its obligations towards the Fund, Solactive AG has no obligation to point out errors in the Underlying Index to third parties including but not limited to investors and/or financial intermediaries of the Fund. Neither publication of the Underlying Index by Solactive AG nor the licensing of the Underlying Index or Underlying Index trade mark for the purpose of use in connection with the Fund constitutes a recommendation by Solactive AG to invest capital in the Fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in the Fund.

Franklin Advisers, Inc. (“Franklin Advisers”) does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and Franklin Advisers shall not have any liability for any errors, omissions or interruptions therein. Franklin Advisers makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Underlying Index, or any data included therein, either in connection with the Fund or for any other use. Franklin Advisers makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall Franklin Advisers have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

LMETF S 11/23

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Rohit Bhagat

Deborah D. McWhinney

Anantha K. Pradeep

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason ETF Investment Trust

By:	/s/ Matthew T. Hinkle
Matthew T. Hinkle
Chief Executive Officer

Date:	November 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Matthew T. Hinkle
Matthew T. Hinkle
Chief Executive Officer

Date:	November 22, 2023

By:	/s/ Vivek Pai
Vivek Pai
Principal Financial Officer

Date:	November 22, 2023